Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 5,679,977	$ 2,408,448	$ 5,532,244
Operating Expenses:
Selling expenses	186,641	82,225	263,797
Payroll, payroll taxes and others	3,710,697	2,214,975	3,067,837
Professional fees	634,372
Operating leases expenses	184,802	141,959	115,615
Depreciation and amortization	15,180	12,575	7,232
Reduction for doubtful accounts, net	(38,883)	(146,174)	194,149
Other general and administrative	628,608	667,267	293,931
Total Operating Expenses	5,321,417	2,972,827	3,942,561
Income (loss) from Operations	358,560	(564,379)	1,589,683
Other income:
Gain (loss) on disposal of asset	1,705		(1,213)
Gain on foreign currency exchange	12,072
Loss on disposal of subsidiary	(4,970)
Interest income	30,662	26,565	32,112
Other income (expense)	2,707		(57,028)
Total other income	42,176	26,565	(26,129)
Income (loss) before income tax	400,736	(537,814)	1,563,554
Income tax	(101,372)		(396,552)
Net income (loss)	299,364	(537,814)	1,167,002
Net loss attributable to non controlling interest	153,742	21,843
Net income (loss) attributable to MDJM Ltd shareholders	$ 453,106	$ (515,971)	$ 1,167,002
Net income (loss) per ordinary share attributable to MDJM Ltd shareholders	$ 0.04	$ (0.05)	$ 0.11
Weighted-average shares outstanding, basic and diluted	11,640,661	10,400,408	10,380,000
Comprehensive income (loss):
Net income (loss)	$ 299,364	$ (537,814)	$ 1,167,002
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(53,156)	(170,344)	270,019
Total other comprehensive income (loss)	246,208	(708,158)	1,437,021
Comprehensive loss attributable to non-controlling interest	2,398	823
Comprehensive income (loss) attributable to MDJM Ltd shareholders	$ 248,606	$ (707,335)	$ 1,437,021